Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0002077697
Registrant Name	RiverNorth Short Prime Unicorn Fund I, Inc
Registration File Number	333-288804
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A